Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
184,960	iShares 20+ Year Treasury Bond ETF	$ 25,052,832	1.9
1,029,713	Xtrackers USD High Yield Corporate Bond ETF	51,475,353	3.9

	Total Exchange-Traded Funds
	(Cost $77,387,331)	76,528,185	5.8

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
9,182,365	Voya Emerging Markets Index Portfolio - Class P2	132,685,178	10.0
20,351,457	Voya International Index Portfolio - Class P2	236,076,904	17.9
3,683,684	Voya Russell Mid Cap Index Portfolio - Class P2	53,413,424	4.0
4,485,074	Voya Russell Small Cap Index Portfolio - Class P2	79,565,215	6.0
16,844,393	Voya U.S. Bond Index Portfolio - Class P2	182,930,108	13.8
27,736,609	Voya U.S. Stock Index Portfolio - Class P2	560,279,507	42.4

	Total Mutual Funds
	(Cost $1,048,943,221)	1,244,950,336	94.1

	Total Investments in Securities (Cost $1,126,330,552)	$ 1,321,478,521	99.9
	Assets in Excess of Other Liabilities	904,809	0.1
	Net Assets	$ 1,322,383,330	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$76,528,185	$–	$–	$76,528,185
Mutual Funds	1,244,950,336	–	–	1,244,950,336
Total Investments, at fair value	$1,321,478,521	$–	$–	$1,321,478,521

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$115,625,379	$15,638,998	$(1,733,002)	$3,153,803	$132,685,178	$-	$179,271	$-
Voya International Index Portfolio - Class P2	226,657,508	7,345,364	(4,924,408)	6,998,440	236,076,904	-	839,194	-
Voya Russell Mid Cap Index Portfolio - Class P2	50,680,655	1,520,258	(3,345,769)	4,558,280	53,413,424	-	(528,435)	-
Voya Russell Small Cap Index Portfolio - Class P2	52,450,509	28,339,621	(6,035,226)	4,810,311	79,565,215	-	2,291,592	-
Voya U.S. Bond Index Portfolio - Class P2	171,068,994	23,161,850	(3,609,987)	(7,690,749)	182,930,108	1,265,369	360,621	-
Voya U.S. Stock Index Portfolio - Class P2	563,522,769	16,037,669	(39,535,050)	20,254,119	560,279,507	-	12,018,870	-
	$1,180,005,814	$92,043,760	$(59,183,442)	$32,084,204	$1,244,950,336	$1,265,369	$15,161,113	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,133,501,316.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$202,050,295
Gross Unrealized Depreciation	(14,073,090)
Net Unrealized Appreciation	$187,977,205